FAIR VALUE OF ASSETS AND LIABILITIES (Details 6) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PA Viva Malls [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	$ 757,886	$ 388,595
Included in earnings	87,136	108,868
OCI	0	0
Purchases / reclassifications	274,951	262,918
Settlement	0	(2,495)
Prepaids	0	0
Transfers in to Level 3	0	0
Transfers out of Level 3	0	0
Balance as on December 31,	1,119,973	757,886
Total Investment In Associates [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	757,886	388,595
Included in earnings	87,136	108,868
OCI	0	0
Purchases / reclassifications	274,951	262,918
Settlement	0	(2,495)
Prepaids	0	0
Transfers in to Level 3	0	0
Transfers out of Level 3	0	0
Balance as on December 31,	1,119,973	757,886
Equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	1,343,604	1,178,678
Included in earnings	131,446	107,848
OCI	38,648	26,736
Purchases / reclassifications	41,459	116,743
Settlement	(15,557)	(41,948)
Prepaids	0	0
Transfers in to Level 3	0	6,950
Transfers out of Level 3	0	(51,403)
Balance as on December 31,	1,539,600	1,343,604
Debt Securities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	300,167	420,028
Included in earnings	(58,525)	(74,627)
OCI	0	0
Purchases / reclassifications	34,691	58,315
Settlement	(66,532)	(69,868)
Prepaids	0	(72)
Transfers in to Level 3	10,365	0
Transfers out of Level 3	(6,650)	(33,609)
Balance as on December 31,	213,516	300,167
Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	2,486	0
Included in earnings	0	0
OCI	0	0
Purchases / reclassifications	0	1,345
Settlement	(2,486)	0
Prepaids	0	0
Transfers in to Level 3	0	1,141
Transfers out of Level 3	0	0
Balance as on December 31,	0	2,486
Total equity securities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	1,343,604	1,178,678
Included in earnings	131,446	107,848
OCI	38,648	26,736
Purchases / reclassifications	41,459	116,743
Settlement	(15,557)	(41,948)
Prepaids	0	0
Transfers in to Level 3	0	6,950
Transfers out of Level 3	0	(51,403)
Balance as on December 31,	1,539,600	1,343,604
Total equity securities assets held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	2,486	0
Included in earnings	0	0
OCI	0	0
Purchases / reclassifications	0	1,345
Settlement	(2,486)	0
Prepaids	0	0
Transfers in to Level 3	0	1,141
Transfers out of Level 3	0	0
Balance as on December 31,	0	2,486
Securities issued or secured by other financial entities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3		30,951
Securities issued or secured by other financial entities [member] | Debt Securities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	297,049	405,099
Included in earnings	(54,595)	(70,416)
OCI	0	0
Purchases / reclassifications	29,149	52,316
Settlement	(64,014)	(58,999)
Prepaids	0	0
Transfers in to Level 3	5,394	0
Transfers out of Level 3	(6,033)	(30,951)
Balance as on December 31,	206,950	297,049
Derivative financial instruments [member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	263,817	396,318
Included in earnings	11,696	353
OCI	0	0
Purchases / reclassifications	248,183	264,827
Settlement	(116,542)	(395,986)
Prepaids	0	0
Transfers in to Level 3	(21,792)	(1,659)
Transfers out of Level 3	(9,967)	(36)
Balance as on December 31,	375,395	263,817
Derivative financial instruments [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	232,012	378,385
Included in earnings	25,016	353
OCI	0	0
Purchases / reclassifications	230,869	231,260
Settlement	(107,890)	(378,053)
Prepaids	0	0
Transfers in to Level 3	(40,898)	103
Transfers out of Level 3	(9,108)	(36)
Balance as on December 31,	330,001	232,012
Derivative financial instruments [member] | Interest rate contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	32,305	17,596
Included in earnings	(13,320)	0
OCI	0	0
Purchases / reclassifications	17,561	34,067
Settlement	(9,152)	(17,596)
Prepaids	0	0
Transfers in to Level 3	19,106	(1,762)
Transfers out of Level 3	(859)	0
Balance as on December 31,	45,641	32,305
Derivative financial instruments [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	(500)	337
Included in earnings	0	0
OCI	0	0
Purchases / reclassifications	(247)	(500)
Settlement	500	(337)
Prepaids	0	0
Transfers in to Level 3	0	0
Transfers out of Level 3	0	0
Balance as on December 31,	(247)	(500)
Corporate bonds [Member] | Debt Securities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	3,118	14,929
Included in earnings	(3,983)	(4,211)
OCI	0	0
Purchases / reclassifications	4,159	5,999
Settlement	(2,518)	(10,869)
Prepaids	0	(72)
Transfers in to Level 3	0	0
Transfers out of Level 3	(617)	(2,658)
Balance as on December 31,	159	3,118
Securities issued by the Colombian Government [Member] | Debt Securities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,	0
Included in earnings	53
OCI	0
Purchases / reclassifications	1,383
Settlement	0
Prepaids	0
Transfers in to Level 3	4,971
Transfers out of Level 3	0
Balance as on December 31,	$ 6,407	$ 0